CAPITAL MANAGEMENT - Schedule of Cash Flows to Adjusted Funds Flow from Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Management [Abstract]
Cash flow from operating activities	$ 2,111.8	$ 2,195.7
Changes in non-cash working capital	175.6	54.9
Transaction costs	19.8	48.5
Decommissioning expenditures	40.6	40.0
Adjusted funds flow from operations	$ 2,347.8	$ 2,339.1